Significant Accounting Policies (Schedule Of Annual Depreciation Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Computers, Manufacturing And Peripheral Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	6.00%
Computers, Manufacturing And Peripheral Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	33.00%
Enterprise Resource Planning Systems ("ERP") [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	10.00%
Amortization	$ 990	$ 394
Other Furniture And Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	15.00%